DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS

Our primary objective for holding derivative financial instruments is to manage foreign currency exchange rate risk when deemed appropriate. We enter into these contracts in the normal course of business to mitigate risks and not for speculative purposes.

Foreign Currency Forward Contracts

Under our risk management strategy, we periodically use foreign currency forward contracts to manage our short-term exposures to fluctuations in operational cash flows resulting from changes in foreign currency exchange rates. These cash flow exposures result from portions of our forecasted operating expenses, primarily compensation and related expenses, which are transacted in currencies other than the U.S. dollar, most notably the New Israeli Shekel. We also periodically utilize foreign currency forward contracts to manage exposures resulting from forecasted customer collections to be remitted in currencies other than the applicable functional currency, and exposures from cash, cash equivalents and short-term investments denominated in currencies other than the applicable functional currency. These foreign currency forward contracts generally have maturities of no longer than twelve months.

We held outstanding foreign currency forward contracts with notional amounts of $91.3 million and $96.2 million as of January 31, 2023 and 2022, respectively.

Fair Values of Derivative Financial Instruments

The fair values of our derivative financial instruments and their classifications in our consolidated balance sheets as of January 31, 2023 and 2022 were as follows:

		January 31,
(in thousands)	Balance Sheet Classification	2023	2022
Derivative assets:
Foreign currency forward contracts:
Designated as cash flow hedges	Prepaid expenses and other current assets	$288	$125
Not designated as hedging instruments	Prepaid expenses and other current assets	—	15
Total derivative assets		$288	$140

Derivative liabilities:
Foreign currency forward contracts:
Designated as cash flow hedges	Accrued expenses and other current liabilities	$914	$736
Not designated as hedging instruments	Accrued expenses and other current liabilities	678	65
Total derivative liabilities		$1,592	$801

Derivative Financial Instruments in Cash Flow Hedging Relationships

The effects of derivative financial instruments designated as cash flow hedges on accumulated other comprehensive loss (“AOCL”) and on the consolidated statement of operations for the years ended January 31, 2023, 2022, and 2021, were as follows:

	Year Ended January 31,
(in thousands)	2023	2022	2021
Net gains recognized in AOCL:
Foreign currency forward contracts	$16	$1,169	$1,863

Net gains reclassified from AOCL to the consolidated statements of operations:
Foreign currency forward contracts	$(6,131)	$2,314	$1,882

For information regarding the line item locations of the net losses on derivative financial instruments reclassified out of AOCL into the consolidated statements of operations, see Note 10, “Accumulated Other Comprehensive Loss.”

All of the foreign currency forward contracts underlying the $0.6 million of net unrealized gains recorded in our accumulated other comprehensive loss at January 31, 2023 mature within twelve months, and therefore we expect all such gains to be reclassified into earnings within the next twelve months.

Derivative Financial Instruments Not Designated as Hedging Instruments

Losses (gains) recognized on derivative financial instruments not designated as hedging instruments in our consolidated statements of operations for the years ended January 31, 2023, 2022, and 2021, were as follows:

	Classification in Consolidated Statements of Operations	Year Ended January 31,
(in thousands)		2023	2022	2021
Foreign currency forward contracts	Other income (expense), net	$(426)	$133	$(95)